Litigation and Other Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Litigation and Other Contingencies

11. Litigation and Other Contingencies

From time to time, we may become involved in litigation in relation to claims arising out of our operations in the normal course of business. While management currently believes the amount of ultimate liability, if any, with respect to these actions will not materially affect our financial position, results of operations or liquidity, the ultimate outcome of any litigation is uncertain.

We have made, and will continue to make, efforts to comply with current and future environmental laws. We anticipate that we could incur additional capital and operating costs in the future to comply with existing environmental laws and new requirements arising from new or amended statutes and regulations. In addition, because the applicable regulatory agencies have not yet promulgated final standards for some existing environmental programs, we cannot at this time reasonably estimate the cost for compliance with these additional requirements. The amount of any such compliance costs could be material. We cannot predict the impact that future regulations will impose upon our business.